Related Party Transactions - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥) Loans	Mar. 31, 2025 JPY (¥)
Related Party Transaction [Line Items]
Number of loans impaired | Loans	0
Related party loan	¥ 572,031	¥ 566,583
Related Party
Related Party Transaction [Line Items]
Related party loan	¥ 1,030,000	¥ 1,045,000